CONSOLIDATED FINANCIAL STATEMENT DETAILS - Employee benefits expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Salaries, short-term incentives, and other benefits	$ 680.8	$ 668.6
Share-based payments	27.0	21.3
Other	26.4	9.6
Total employee benefits expense	$ 734.2	$ 699.5